CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Formation and operational costs	$ 2,593,765	$ 3,594,967
Loss from operations	(2,593,765)	(3,594,967)
Other (expense) income:
Change in fair value of PIPE Forward Contract Derivative	170,666	(170,666)
Interest earned on investments held in Trust Account	358,767	922,644
Total other (expense) income	(1,820,101)	539,691
Loss before provision for income taxes	(4,413,866)	(3,055,276)
Provision for income taxes		(187,225)
Net loss	$ (4,413,866)	$ (3,242,501)
Basic weighted average common shares outstanding (in shares)	4,096,353	12,741,219
Diluted weighted average common shares outstanding (in shares)	4,096,353	12,741,219
Basic net loss per common share (in dollars per share)	$ (1.08)	$ (0.25)
Diluted net loss per common share (in dollars per share)	$ (1.08)	$ (0.25)
Bridge Notes
Other (expense) income:
Default interest expense	$ (1,579,927)
Interest expense	429,007	$ 125,980
Change in fair value of Bifurcated Derivative	120,267	$ (86,307)
Additional Bridge Promissory note
Other (expense) income:
Interest expense	12,642
Initial fair value of Additional Bridge Note	11,111
Change in fair value	(2,726)
Promissory note - M2B
Other (expense) income:
Interest expense	22,958
Extension Notes
Other (expense) income:
Interest expense	133,748
Change in fair value of Bifurcated Derivative	1,630
Exchange Note
Other (expense) income:
Change in fair value	(97,814)
ELOC
Other (expense) income:
Initial fair value of ELOC	(204,039)
Change in fair value of ELOC	$ 319